VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT

ONE ORANGE WAY, C2NS

WINDSOR, CT 06095-4774

PETER M. SCAVONGELLI

ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

PHONE: (860) 580-1631 | EMAIL: PETER.SCAVONGELLI@VOYA.COM

May 2, 2023

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Group 403(b), 401 and HR10 Plans
File Nos.: 033-75974 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•	The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 21, 2023.

If you have any questions regarding this submission, please call the undersigned at 860-580-1631.

Sincerely,

/s/ Peter M. Scavongelli
Peter M. Scavongelli

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